OFFSETTING OF FINANCIAL ASSET AND LIABILITIES	12 Months Ended
Dec. 31, 2021
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES

32.    OFFSETTING OF FINANCIAL ASSET AND LIABILITIES

A financial asset and a financial liability shall be offset and the net amount presented in the statement of financial position when, and only when, the Group fulfill with paragraph 42 of IAS 32, and currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously,

In addition, the Group has master netting arrangement that not satisfies the offsetting criteria but creates a right of set-off that becomes enforceable and affects the realization or settlement of individual financial assets and financial liabilities only following a specified event of default or in other circumstances not expected to arise in the normal course of business,

As of December 31, 2021 and 2020, the amount of assets and liabilities subject to a master netting arrangement not offset is as follows:

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2021	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(6,286,910)	880,921	(5,405,989)
Derivatives instruments	158,480	56,011	214,491	—	—	—
Total	158,480	56,011	214,491	(6,286,910)	880,921	(5,405,989)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2020	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(4,744,951)	735,398	(4,009,553)
Derivatives instruments	155,610	60,862	216,472	—	—	—
Total	155,610	60,862	216,472	(4,744,951)	735,398	(4,009,553)